Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 727	$ 15,359	$ 15,186
Charges to earnings	310	554	173
Amounts utilized	(262)	(15,186)	0
Balance at end of year	$ 775	$ 727	$ 15,359